Revenues and other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues and other income
Revenue	€ 4,483	€ 9,198	€ 17,477
Total revenues	4,483	9,198	17,477
CIR	2,276	4,888	5,333
Subsidies	2	8	9
Other	1,165	630	344
Total other income	3,443	5,526	5,686
Total revenues and other income	€ 7,926	€ 14,725	€ 23,163